Share-Based Payment Transaction - Summary of Share-Based Payment Transactions (Detail) - Two Thousand and Sixteen Plan [Member]	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted		$ 0.31
Exercise price as converted		$ 4.32
Expected volatility (note)	72.50%
Expected life | yr	6.25	6.078	6.078
Risk-free rate	3.67%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 0.01	$ 0.0933	$ 0.143
Exercise price of share options granted	0.07		0.26
Grant date option fair value per share as converted	0.14	$ 1.302	1.995
Exercise price as converted	0.94		$ 3.63
Expected volatility (note)		75.00%	75.00%
Risk-free rate		1.35%	0.51%
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	0.511	$ 0.1517	$ 0.1544
Exercise price of share options granted	0.72		0.31
Grant date option fair value per share as converted	7.127	$ 2.116	2.154
Exercise price as converted	$ 10.01		$ 4.32
Expected volatility (note)		77.50%	80.00%
Risk-free rate		3.98%	1.09%